Document and Entity Information	Jun. 07, 2022
Document Type	8-K
Document Period End Date	Jun. 07, 2022
Entity Registrant Name	SYMBOTIC INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40175
Entity Tax Identification Number	98-1572401
Entity Address, Address Line One	200 Research Drive
Entity Address, City or Town	Wilmington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01887
City Area Code	987
Local Phone Number	284-2800
Entity Information, Former Legal or Registered Name	SVF Investment Corp. 3
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	SYM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--09-30
Amendment Flag	false
Entity Central Index Key	0001837240
Former Address [Member]
Entity Address, Address Line One	1 Circle Star Way
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070